Financial and other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Non-current financial assets, equity investments	$ 1,155	$ 1,073
Non-current financial asstets debt securities	31	36
Non-current financial assets, fund investments	251	166
Noncurrent financial assets, total financial investments	1,437	1,275
Long-term receivables from customers	164	197
Minimum lease payments from finance lease agreements	91	122
Contingent consideration receivables	396	394
Long-term loans, advances and security deposits	257	255
Total financial assets	$ 2,345	$ 2,243